Intangible Assets - Schedule Of Estimated Future Annual Pre-Tax Amortization Expense Of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 25, 2021	Sep. 26, 2020
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Fiscal year 2022	$ 466
Fiscal year 2023	466
Fiscal year 2024	232
Total	$ 1,164	$ 1,540